RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				5 Months Ended
	Aug. 28, 2025	Aug. 11, 2025	May 28, 2025	Sep. 30, 2025	May 31, 2025	May 13, 2025
Related Party Transaction [Line Items]
Number of ordinary shares forfeited during the period	225,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount				$ 511,037	$ 78,618	$ 300,000
Proceeds from Related Party Debt		$ 900,000
Sponsor [Member] | Promissory Note [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		$ 700,000
Administrative Services Arrangement [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				$ 10,000
Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued			1,725,000
Number of shares issued, value			$ 25,000
Common stock, threshold percentage on conversion of shares			20.00%
Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Price				$ 10.00
Working Capital Loan [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Carrying Amount of Equity Component				$ 3,000,000